SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Sep. 30, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
PRINCIPLES OF CONSOLIDATION

PRINCIPLES OF CONSOLIDATION

        The consolidated financial statements include the accounts of Helmerich & Payne, Inc. and its wholly-owned subsidiaries. Fiscal years of our foreign operations end on August 31 to facilitate reporting of consolidated results. There were no significant intervening events that materially affected the financial statements.

BASIS OF PRESENTATION

BASIS OF PRESENTATION

        We classified our former Venezuelan operation as a discontinued operation in the third quarter of fiscal 2010, as more fully described in Note 2. Unless indicated otherwise, the information in the Notes to Consolidated Financial Statements relates only to our continuing operations.

FOREIGN CURRENCIES

FOREIGN CURRENCIES

        The functional currency for all our foreign operations is the U.S. dollar. Nonmonetary assets and liabilities are translated at historical rates and monetary assets and liabilities are translated at exchange rates in effect at the end of the period. Income statement accounts are translated at average rates for the year. Gains and losses from remeasurement of foreign currency financial statements and foreign currency translations into U.S. dollars are included in direct operating costs. Included in direct operating costs are aggregate foreign currency remeasurement and a transaction loss of $0.8 million in fiscal 2014 and transaction gains of $0.7 million and $0.3 million in fiscal 2013 and 2012, respectively.

USE OF ESTIMATES

USE OF ESTIMATES

        The preparation of our financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RECENTLY ADOPTED ACCOUNTING STANDARDS

RECENTLY ADOPTED ACCOUNTING STANDARDS

        In October 2013, we adopted Accounting Standards Update ("ASU") 2013-02, Other Comprehensive Income. ASU 2013-02 amended Accounting Standards Codification ("ASC") 220, Comprehensive Income, and superseded and replaced ASU 2011-05, Presentation of Comprehensive Income, and ASU 2011-12, Comprehensive Income. The standard did not change the current requirements for reporting net income or other comprehensive income in the financial statements. However, the guidance does require an entity to provide enhanced disclosures to present separately by component reclassifications out of accumulated other comprehensive income. The adoption had no impact on the amount of other comprehensive income reported in the Consolidated Financial Statements.

        In April 2015, the Financial Accounting Standards Board ("FASB") issued ASU No. 2015-03 "Interest—Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs". ASU No. 2015-03 amends the FASB ASC to require that debt issuance cost be presented in the balance sheet as a direct deduction from the carrying amount of the related liability. Prior to the amendment, debt issuance costs were reported in the balance sheet as an asset. The amended guidance is effective for financial statements issued for fiscal years beginning after December 15, 2015, however, we elected to early adopt effective January 1, 2015. The election requires retrospective application and represents a change in accounting principle. The ASU provides that debt issuance costs are similar to debt discounts and in effect reduce the proceeds of borrowing, thereby increasing the effective interest rate. As a result of the adoption, the September 30, 2014 and 2013 Consolidated Balance Sheets are restated as follows:

	September 30, 2014
	Previously Reported	Effect of Accounting Principle Adoption	Adjusted
	(in thousands)
Consolidated Balance Sheet
Prepaid expenses and other	$81,277	$(365)	$80,912
Total current assets	1,277,366	(365)	1,277,001
Other assets	19,307	(498)	18,809
Total assets	6,721,861	(863)	6,720,998
Long-term debt due within one year less unamortized discount and debt issuance costs	40,000	(365)	39,635
Total current liabilities	507,526	(365)	507,161
Long-term debt less unamortized discount and debt issuance costs	40,000	(498)	39,502
Total noncurrent liabilities	1,323,358	(498)	1,322,860
Total liabilities and shareholders' equity	6,721,861	(863)	6,720,998

	September 30, 2013
	Previously Reported	Effect of Accounting Principle Adoption	Adjusted
	(in thousands)
Consolidated Balance Sheet
Prepaid expenses and other	$79,938	$(400)	$79,538
Total current assets	1,258,211	(400)	1,257,811
Other assets	14,359	(863)	13,496
Total assets	6,264,827	(1,263)	6,263,564
Long-term debt due within one year less unamortized discount and debt issuance costs	115,000	(400)	114,600
Total current liabilities	452,273	(400)	451,873
Long-term debt less unamortized discount and debt issuance costs	80,000	(863)	79,137
Total noncurrent liabilities	1,368,827	(863)	1,367,964
Total liabilities and shareholders' equity	6,264,827	(1,263)	6,263,564

        Amortization of debt discount and debt issuance costs has been reclassified in the accompanying Consolidated Statements of Cash Flow for September 30, 2014, 2013 and 2012 to conform to current year presentation. The amortization was previously included as a change in assets.

CASH AND CASH EQUIVALENTS

CASH AND CASH EQUIVALENTS

        Cash equivalents consist of investments in short-term, highly liquid securities having original maturities of three months or less. The carrying values of these assets approximate their fair values. We primarily utilize a cash management system with a series of separate accounts consisting of lockbox accounts for receiving cash, concentration accounts, and several "zero-balance" disbursement accounts for funding payroll and accounts payable. As a result of our cash management system, checks issued, but not presented to the banks for payment, may create negative book cash balances.

RESTRICTED CASH AND CASH EQUIVALENTS

RESTRICTED CASH AND CASH EQUIVALENTS

        We had restricted cash and cash equivalents of $30.2 million and $25.7 million at September 30, 2014 and 2013, respectively. The cash is restricted for the purpose of potential insurance claims in our wholly-owned captive insurance company. Of the total at September 30, 2014, $2.0 million is from the initial capitalization of the captive company and management has elected to restrict an additional $28.2 million. The restricted amounts are primarily invested in short-term money market securities.

        The restricted cash and cash equivalents are reflected in the balance sheet as follows:

	September 30,
	2014	2013
	(in thousands)
Prepaid expenses and other	$28,244	$23,691
Other assets	$2,000	$2,000

INVENTORIES AND SUPPLIES

INVENTORIES AND SUPPLIES

        Inventories and supplies are primarily replacement parts and supplies held for use in our drilling operations. Inventories and supplies are valued at the lower of cost (moving average or actual) or market value.

INVESTMENTS

INVESTMENTS

        We maintain investments in equity securities of certain publicly traded companies. The cost of securities used in determining realized gains and losses is based on the average cost basis of the security sold.

        We regularly review investment securities for impairment based on criteria that include the extent to which the investment's carrying value exceeds its related fair value, the duration of the market decline and the financial strength and specific prospects of the issuer of the security. Unrealized losses that are other than temporary are recognized in earnings.

PROPERTY, PLANT AND EQUIPMENT

PROPERTY, PLANT AND EQUIPMENT

        Property, plant and equipment are stated at cost less accumulated depreciation. Substantially all property, plant and equipment are depreciated using the straight-line method based on the estimated useful lives of the assets (contract drilling equipment, 4-15 years; real estate buildings and equipment, 10-45 years; and other, 2-23 years). Depreciation in the Consolidated Statements of Income includes abandonments of $23.0 million, $9.1 million and $16.4 million for fiscal 2014, 2013 and 2012, respectively. Effective September 30, 2014, we decommissioned nine idle conventional rigs. The cost of maintenance and repairs is charged to direct operating cost, while betterments and refurbishments are capitalized.

        We lease office space and equipment for use in operations. Leases are evaluated at inception or at any subsequent material modification and, depending on the lease terms, are classified as either capital leases or operating leases as appropriate under ASC 840, Leases. We do not have significant capital leases.

CAPITALIZATION OF INTEREST

CAPITALIZATION OF INTEREST

        We capitalize interest on major projects during construction. Interest is capitalized based on the average interest rate on related debt. Capitalized interest for fiscal 2014, 2013 and 2012 was $7.7 million, $8.8 million and $12.9 million, respectively.

VALUATION OF LONG-LIVED ASSETS

VALUATION OF LONG-LIVED ASSETS

        We review long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Changes that could prompt such an assessment include a significant decline in revenue or cash margin per day, extended periods of low rig utilization, changes in market demand for a specific asset, obsolescence, completion of specific contracts and/or overall general market conditions. If a review of the long-lived assets indicates that the carrying value of certain of these assets is more than the estimated undiscounted future cash flows, an impairment charge is made to adjust the carrying value down to the estimated fair value of the asset. The fair value of drilling rigs is determined based upon estimated discounted future cash flows or estimated fair market value, if available. Cash flows are estimated by management considering factors such as prospective market demand, recent changes in rig technology and its effect on each rig's marketability, any cash investment required to make a rig marketable, suitability of rig size and make up to existing platforms, and competitive dynamics including industry utilization. Fair value is estimated, if applicable, considering factors such as recent market sales of rigs of other companies and our own sales of rigs, appraisals and other factors.

SELF INSURANCE ACCRUALS	SELF-INSURANCE ACCRUALS We have accrued a liability for estimated worker's compensation and other casualty claims incurred.
DRILLING REVENUES

DRILLING REVENUES

        Contract drilling revenues are comprised of daywork drilling contracts for which the related revenues and expenses are recognized as services are performed and collection is reasonably assured. For certain contracts, we receive payments contractually designated for the mobilization of rigs and other drilling equipment. Mobilization payments received, and direct costs incurred for the mobilization, are deferred and recognized on a straight-line basis over the term of the related drilling contract. Costs incurred to relocate rigs and other drilling equipment to areas in which a contract has not been secured are expensed as incurred. Reimbursements received for out-of-pocket expenses are recorded as both revenues and direct costs. Reimbursements for fiscal 2014, 2013 and 2012 were $328.9 million, $332.5 million and $329.7 million, respectively. For contracts that are terminated prior to the specified term, early termination payments received by us are recognized as revenues when all contractual requirements are met.

RENT REVENUES

RENT REVENUES

        We enter into leases with tenants in our rental properties consisting primarily of retail and multi-tenant warehouse space. The lease terms of tenants occupying space in the retail centers and warehouse buildings generally range from three to ten years. Minimum rents are recognized on a straight-line basis over the term of the related leases. Overage and percentage rents are based on tenants' sales volume. Recoveries from tenants for property taxes and operating expenses are recognized in other operating revenues in the Consolidated Statements of Income. Our rent revenues are as follows:

	Years Ended September 30,
	2014	2013	2012
	(in thousands)
Minimum rents	$9,400	$9,009	$8,757
Overage and percentage rents	$1,090	$1,384	$1,485

        At September 30, 2014, minimum future rental income to be received on noncancelable operating leases was as follows:

Fiscal Year	Amount
(in thousands)
2015	$8,404
2016	6,839
2017	5,618
2018	4,077
2019	3,000
Thereafter	6,352

Total	$34,290

        Leasehold improvement allowances are capitalized and amortized over the lease term.

        At September 30, 2014 and 2013, the cost and accumulated depreciation for real estate properties were as follows:

	September 30,
	2014	2013
	(in thousands)
Real estate properties	$64,812	$63,542
Accumulated depreciation	(42,754)	(41,847)

	$22,058	$21,695

INCOME TAXES

INCOME TAXES

        Current income tax expense is the amount of income taxes expected to be payable for the current year. Deferred income taxes are computed using the liability method and are provided on all temporary differences between the financial basis and the tax basis of our assets and liabilities.

        We provide for uncertain tax positions when such tax positions do not meet the recognition thresholds or measurement standards prescribed in ASC 740, Income Taxes, which is more fully discussed in Note 4. Amounts for uncertain tax positions are adjusted in periods when new information becomes available or when positions are effectively settled. We recognize accrued interest related to unrecognized tax benefits in interest expense and penalties in other expense in the Consolidated Statements of Income.

EARNINGS PER SHARE

EARNINGS PER SHARE

        Basic earnings per share is computed utilizing the two-class method and is calculated based on the weighted-average number of common shares outstanding during the periods presented. Diluted earnings per share is computed using the weighted-average number of common and common equivalent shares outstanding during the periods utilizing the two-class method for stock options and nonvested restricted stock.

STOCK-BASED COMPENSATION

STOCK-BASED COMPENSATION

        We record compensation expense associated with stock options in accordance with ASC 718, Compensation—Stock Compensation. Compensation expense is determined using a fair-value-based measurement method for all awards granted. In computing the impact, the fair value of each option is estimated on the date of grant based on the Black-Scholes options-pricing model utilizing certain assumptions for a risk free interest rate, volatility, dividend yield and expected remaining term of the awards. The assumptions used in calculating the fair value of share-based payment awards represent management's best estimates, but these estimates involve inherent uncertainties and the application of management judgment. Stock-based compensation is recognized on a straight-line basis over the requisite service periods of the stock awards, which is generally the vesting period. Compensation expense related to stock options is recorded as a component of general and administrative expenses in the Consolidated Statements of Income.

TREASURY STOCK

TREASURY STOCK

        Treasury stock purchases are accounted for under the cost method whereby the cost of the acquired stock is recorded as treasury stock. Gains and losses on the subsequent reissuance of shares are credited or charged to additional paid-in capital using the average-cost method.

COMPREHENSIVE INCOME OR LOSS

COMPREHENSIVE INCOME OR LOSS

        Other comprehensive income or loss refers to revenues, expenses, gains, and losses that are included in comprehensive income or loss but excluded from net income or loss. We report the components of other comprehensive income or loss, net of tax, by their nature and disclose the tax effect allocated to each component in the Consolidated Statements of Comprehensive Income.

NEW ACCOUNTING STANDARDS

NEW ACCOUNTING STANDARDS

        In May 2014, the Financial Accounting Standards Board ("FASB") issued ASU No. 2014-09, Revenue from Contracts with Customers, which supersedes virtually all existing revenue recognition guidance. The new standard requires an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration the entity expects to receive in exchange for those goods or services. This update also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. The provisions of ASU 2014-09 are effective for interim and annual periods beginning after December 15, 2016, and we have the option of using either a full retrospective or a modified retrospective approach when adopting this new standard. We are currently evaluating the alternative transition methods and the potential effects of the adoption of this update on our financial statements.